NOTE TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Reconciliation of liabilities arising from financing activities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	¥ 158,547	¥ 152,890
Financing cash flows	(38,881)	(32,385)
New lease entered	439	687
Foreign exchange translation	(8,792)	2,236
Finance costs (Note 8)	6,037	6,119	¥ 5,440
Dividends declared	26,199	29,000
Liabilities arising from financing activities at end of period	143,549	158,547	152,890
Loans and borrowings (Note 27) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	150,060	143,751
Financing cash flows	(11,411)	(1,961)
New lease entered	0	0
Foreign exchange translation	(8,057)	2,499
Finance costs (Note 8)	5,638	5,771
Dividends declared	0	0
Liabilities arising from financing activities at end of period	136,230	150,060	143,751
Lease liabilities (Note 28) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	8,487	9,139
Financing cash flows	(1,619)	(1,451)
New lease entered	439	687
Foreign exchange translation	(387)	(236)
Finance costs (Note 8)	399	348
Dividends declared	0	0
Liabilities arising from financing activities at end of period	7,319	8,487	9,139
Dividend payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	0
Financing cash flows	(25,851)	(28,973)
New lease entered	0	0
Foreign exchange translation	(348)	(27)
Finance costs (Note 8)	0	0
Dividends declared	26,199	29,000
Liabilities arising from financing activities at end of period	¥ 0	¥ 0	¥ 0